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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB Number: 3235-0058 Expires: March 31, 2006 Estimated average burden hours per response . . . 2.50
SEC FILE NUMBER
CUSIP NUMBER

(Check one):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	March 31, 2005
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Key Energy Services, Inc.
Full Name of Registrant

Not Applicable
Former Name if Applicable

6 Desta Drive, Suite 4400
Address of Principal Executive Office (Street and Number)

Midland, Texas 79705
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant was unable to file its Quarterly Report on Form 10-Q for the period ended March 31, 2005 within the prescribed time period.  As previously reported, the Registrant has been unable to complete and file its Annual Report on Form 10-K for the year ended December 31, 2003 and its Annual Report on Form 10-K for the year ended December 31, 2004 due to its ongoing restatement process.  The Registrant will file its Annual Report on Form 10-K for the year ended December 31, 2003 as soon as practicable.  As soon as the Registrant files the Annual Report on Form 10-K for the year ended December 31, 2003, it will immediately begin work on the Annual Report on Form 10-K for the year ended December 31, 2004.  The Registrant currently estimates that it will take 60 to 90 days after filing the 2003 Annual Report on Form 10-K to complete the filings for the fiscal year ended December 31, 2004 and the first three quarters of 2004.  As soon as the Registrant files the Annual Report on Form 10-K for the year ended December 31, 2004, it will immediately begin work on the Quarterly Report on Form 10-Q for the period ended March 31, 2005.  The Company can make no assurances as to when the filings will be made.  Please see the attached additional pages.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Newton W. Wilson, III	432	620-0300
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

			☐ Yes ☒ No

Annual Report on Form 10-K for the period ending December 31, 2003; Quarterly Report on Form 10-Q for the period ending March 31, 2004; Quarterly Report on Form 10-Q for the period ending June 30, 2004; Quarterly Report on Form 10-Q for the period ending September 30, 2004; Annual Report on Form 10-K for the period ending December 31, 2004

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☒ Yes ☐ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant has not yet completed the financial statements to be included in its Annual Report on Form 10-K for the year ended December 31, 2003.  When it finishes those financial statements, it plans to prepare and complete its 2004 financial statements as soon as practicable.  Please see the attached additional pages for information presently available concerning changes in results from 2003 2004 to 20042005.

Key Energy Services, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	June 3, 2005	By	/s/ Newton W. Wilson, III
Newton W. Wilson, III, Senior Vice President and General Counsel

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

ADDITIONAL INFORMATION (PART IV, ITEM 3)

As previously disclosed, Key Energy Services, Inc. (the “Company” or the “Registrant”) has not yet completed the financial statements to be included in its Annual Report on Form 10-K for the year ended December 31, 2003.  When it finishes those financial statements, it plans to prepare and complete its 2004 and 2005 financial statements as soon as practicable.  Until the 2003 financial statements have been completed, the Registrant cannot reasonably estimate its results for 2005, since certain items such as:

•                  depreciation expense for the first quarter of 2005 will be based on the values of fixed assets as of the end of 2003;

•                  non-cash interest expense for 2005 will be based on the prior period adjustments to eliminate improperly capitalized deferred costs in prior years; and

•                  income taxes;

are not determinable until all other costs have been determined.

The Registrant has provided select financial data for each of the quarter ended March 31, 2005, and each of the quarters ended March 31, June 30, September 30, and December 31, for 2004 and 2003, respectively.  The Registrant undertook to provide this information to investors in connection with obtaining consents from the holders of the Company's 6 3/8% senior notes due 2013 and its 8 3/8% senior notes due 2008.  Set forth below is select operating items data for the quarters ended March 31, 2005 and 2004, respectively, using such information disclosed in connection with the Registrant’s bond consent.  This information is subject to revision pending the outcome of the restatement.

	Quarter Ended	Quarter Ended
	3/31/05	3/31/04
	(In thousands - Unaudited)	(In thousands - Unaudited)
Select Operating Data:
Revenues
Well servicing (1)	$218,712	$194,395
Pressure Pumping	30,504	18,059
Fishing and Rental Services	20,367	18,694
Other	242	(249)
Total revenues	$269,825	$230,899

Costs and Expenses
Well servicing	$148,736	$132,930
Pressure Pumping	19,237	13,675
Fishing and Rental Services	12,808	11,792
General and administrative (2)	36,295	26,699
Interest (3)	14,007	9,936

	3/31/05	12/31/04
	(In thousands - Unaudited)	(In thousands – Unaudited)
Select Balance Sheet Data:
Current Assets
Cash and cash equivalents (4), (5)	$93,011	$19,261

Accounts receivable, net of allowance for doubtful accounts	197,149	212,351
Inventories	20,405	18,500

Prepaid expenses and other current assets	34,624	20,197
Total current assets	$345,189	$270,309

Current Liabilities
Accounts payable	59,132	59,872
Other accrued liabilities	79,493	71,304
Accrued interest	6,396	9,729
Current portion of long-term debt and capital lease obligations	3,971	4,326
Total current liabilities	$148,992	$145,231

Long-term debt, less current portion (6)	$473,815	$473,878
Capital lease obligations, less current portion	7,942	8,677
Deferred Revenue	525	557
Non-current accrued expenses	39,336	40,258

NOTES

(1)   The Well Servicing category includes the financial results of the Company’s remaining contract drilling assets which are located in Argentina, Appalachia and the Powder River Basin of Wyoming.

(2)   General and administrative costs for the quarter ended March 31, 2005 include: (1) $1.0 million of severance costs associated with the Company’s former Chief Financial Officer, (2) bad debt expense of $4,840,000.

(3)   Interest expense includes amortization of deferred debt issue costs, discount and premium of approximately $497,000 for the quarter ended March 31, 2005 and $597,000 for the quarter ended March 31, 2004.

(4)   Cash and short term investments at May 16, 2005 totaled approximately $107 million.

(5)   Capital expenditures were approximately $24,953,000 million for the quarter ended March 31, 2005 and approximately $17,170,000 for the quarter ended March 31, 2004.

(6)   Outstanding borrowings under the Company’s revolving credit facility at May 16, 2005 totaled approximately $48,000,000.

The information herein represents the results for only one quarter, and the information herein is not necessarily indicative of the results that may be reported for the fiscal years ended December 31, 2004 or 2005.  The information herein is select financial data and does not represent a complete set of financial statements, which would include additional financial data and notes to financial statements.  The financial data has not been audited or reviewed by the Company’s independent accountants.  Until the restatement of the Company’s prior year financial statements is completed, the unaudited information herein may differ from its restated financial statements.  It is possible that the process of restating the prior year financial statements could require additional changes to the Company’s financial statements for 2004 or 2005 that individually or in the aggregate could be material to the Company’s financial position, results of operations or liquidity.

Activity levels during the first quarter of 2005 were strong as the Company experienced continued growth in its well service rig hours.  For the quarter ended March 31, 2005, the Company’s well service rig hours increased 6.2% to approximately 621,228 from approximately 584,896 for the first quarter of 2004.   Additionally, the Company’s pressure pumping operations continued to operate at capacity and during the March 2005 quarter, benefited from the addition of new pressure pumping equipment purchased in late 2004.

Certain statements contained in this news release constitute “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995.  These forward-looking statements are based on current expectations, estimates and projections about the Company, the Company’s industry, management’s beliefs and certain assumptions made by management.  Whenever possible, the Company has identified these “forward-looking statements” by words such as “expects”, “believes”, “anticipates” and similar phrases.  Readers are cautioned that any such forward-looking statements are not guarantees of future performance or the results of the ongoing review and restatements and are subject to certain risks, uncertainties and assumptions that are difficult to predict, including, but not limited to: the impact of the Company’s current restatement process on its results for prior and current periods; uncertainties surrounding the restatement process, including the timing and amount of the restatements; the risk of possible changes in the scope and nature of, the time required to complete, the issuance of audit opinions on the Company’s prior year financial statements and the audit of the Company’s 2003 and 2004  financial statements; risks that the Company will not be able to obtain necessary waivers from its bank group and other lenders; risks that the Company’s inability to complete the restatement of its financial statements will impact operations; risks affecting the ability of the Company to complete the sale of the Michigan assets; risks affecting the ability of the Company to maintain or improve operations, including the ability to maintain price increases; and  risks affecting activity levels for rig hours.   Because such statements involve risks and uncertainties, the actual results and performance of the Company may differ materially from the results expressed or implied by such forward-looking statements.  Given these uncertainties, readers are cautioned not to place undue reliance on such forward-looking statements.  Unless otherwise required by law, the Company also disclaims any obligation to update its view of any such risks or uncertainties or to announce publicly the result of any revisions to the forward-looking statements made here; however, readers should review carefully reports or documents the Company files periodically with the Securities and Exchange Commission.